Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Experience	$ (5)	$ (3)
Demographic assumption changes		(7)
Economic assumption changes	835	194
Return on plan assets (excluding interest income)	(869)	70
Change in effect of asset limit (excluding interest)	(10)	(37)
Total re-measurement effects	(49)	217
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	13
Demographic assumption changes		(1)
Economic assumption changes	112	29
Return on plan assets (excluding interest income)	(91)	(1)
Total re-measurement effects	$ 34	$ 27